Federal Home Loan Bank Advances	12 Months Ended
Dec. 31, 2011
Federal Home Loan Bank Advances [Abstract]
Federal Home Loan Bank Advances

(9) Federal Home Loan Bank Advances

The maturity and interest rate of the Federal Home Loan Bank ("FHLB") advances are as follows ($ in thousands):

Advance		Interest	At December 31,
Type	Maturity	Rate	2011	2010

Fixed	2011	0.76%	$—	1,000
Fixed	2011	0.83%	—	1,000
Fixed	2011	0.98%	—	1,000
Fixed	2011	1.04%	—	1,000
Fixed	2011	1.23%	—	2,000
Fixed	2012	1.14%	—	1,000
DRC	2012	0.35%	3,000	—
Fixed	2012	1.33%	—	1,000
Convertible	2016	4.47%	5,000	5,000
Convertible	2016	4.71%	3,000	3,000
Convertible	2017	4.22%	5,000	5,000

			$16,000	21,000

The Company has entered into a collateral agreement with the FHLB which consists of a blanket floating lien on the entire loan portfolio and the pledge of all the Company's FHLB stock. One advance with a 2016 maturity date and interest rate of 4.47% has a call feature benefiting the issuer with a call date of February 23, 2012. The advance with a 2017 maturity date has a call feature benefiting the issuer with a call date of February 21, 2012. The Company may owe a fee in the event of full or partial repayment of advances prior to maturity. The Company had additional credit of $4.4 million available based on its collateral position at December 31, 2011.